Eaton Vance Management Two International Place Boston, MA 02110 (617)482-8260 www.eatonvance.com

December 3, 2009

Securities and Exchange Commission 100 F Street, NE Washington, D.C. 20549 Attention: Office of Filings, Information & Consumer Services

Re:	Eaton Vance Municipals Trust (the “Registrant”) on behalf of
Eaton Vance California Municipal Income Fund
Eaton Vance Massachusetts Municipal Income Fund
Eaton Vance National Municipal Income Fund
Eaton Vance New York Municipal Income Fund
Eaton Vance Ohio Municipal Income Fund
Eaton Vance Rhode Island Municipal Income Fund (the “Funds”)
Post-Effective Amendment No. 121 (1933 Act File No. 33-572)
Amendment No. 123 (1940 Act File No. 811-4409) (the “Amendment”)

Ladies and Gentlemen:

     On behalf of the above-referenced Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”) and Rules 472 and 485(a)(1) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectuses and statements of additional information (“SAIs”) for the Funds, as well as exhibits. The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

     The Amendment is being filed to reflect the use of the “Summary Prospectus” format. The Amendment has been marked to show changes from the Funds’ prospectuses and SAIs contained in the Registrant’s Post-Effective Amendment No. 117 filed with the Securities and Exchange Commission (the “Commission”) on January 28, 2009 (Accession No. 0000940394-09-00058).

     Prior to the effectiveness of the Amendment, the Registrant intends to file an Amendment pursuant to Rule 485(b) of the 1933 Act in order to respond to any comments from the Staff, add updated expense, financial and performance information and make any other necessary nonmaterial changes.

     If you have any questions about this filing, please contact the undersigned at (617) 672-8305 or fax (617) 672-1305.

Very truly yours, /s/ Maureen A. Gemma Maureen A. Gemma ,Esq. Vice President